RESTRICTED CASH (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Fair Value, Off-balance Sheet Risks1 [Line Items]
Non-current restricted cash	$ 42.2	$ 38.6